CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales
Products	$ 77,283	$ 61,735	$ 87,361
Services	21,009	24,777	29,742
Total net sales	98,292	86,512	117,103
Cost of net sales
Products	50,636	41,472	65,891
Services	14,510	16,684	23,344
Total cost of net sales	65,146	58,156	89,235
Gross profit	33,146	28,356	27,868
Operating expenses:
Selling, general and administrative	16,777	18,146	21,515
Research and development	9,853	8,502	11,342
Total operating expenses	26,630	26,648	32,857
Operating income (loss)	6,516	1,708	(4,989)
Interest income	1,177	871	557
Interest expense	(48)	(55)	(76)
Other income, net	2,976	2,748	3,489
Equity income (loss) of associates	(687)	984	(13,954)
Investment impairment	(1,690)	(5,336)	(16,347)
Income (loss) before income taxes	8,244	920	(31,320)
Income tax benefit (expense)	(1,263)	(788)	4,162
Net income (loss)	6,981	132	(27,158)
Net loss attributable to non-controlling interests		158
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 6,981	$ 290	$ (27,158)
Net income (loss) per share attributable to UTStarcom Holdings Corp. - Basic	$ 0.20	$ 0.01	$ (0.74)
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted	$ 0.19	$ 0.01	$ (0.74)
Weighted average shares outstanding-Basic	35,467	35,806	37,003
Weighted average shares outstanding-Diluted	36,176	36,402	37,003
Net income (loss)	$ 6,981	$ 132	$ (27,158)
Other comprehensive income (loss), net of tax
Net change in cumulative translation adjustment	409	532	(1,611)
Gain on available-for-sale investments			(673)
Comprehensive income (loss)	7,390	664	(29,442)
Comprehensive loss attributable to non-controlling interests		158
Comprehensive income (loss) attributable to UTStarcom Holdings Corp.	$ 7,390	$ 822	$ (29,442)